COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11: COMMITMENTS AND CONTINGENCIES

We account for contingent liabilities in accordance with Accounting Standards Codification (“ASC”) Topic 450, Contingencies. This standard requires management to assess potential contingent liabilities that may exist as of the date of the financial statements to determine the probability and amount of loss that may have occurred, which inherently involves an exercise of judgment. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in our financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed in our financial statements. For loss contingencies considered remote, we generally would neither accrue any estimated liability nor disclose the nature of the contingent liability in our financial statements. Management has assessed potential contingent liabilities as of June 30, 2022, and based on that assessment, there are no probable loss contingencies requiring accrual or establishment of a reserve.

DMB Note Collection Action

On June 17, 2021, DMB Group, LLC (“DMB”) filed a lawsuit against our wholly-owned subsidiary, the North Carolina operating company Data443 Risk Mitigation, Inc., (the “Subsidiary”) in County Court in Denton County, Texas, naming the Subsidiary as defendant. The matter was settled September 2021 by mutual agreement of the involved parties. The Subsidiary has made all payments required pursuant to the settlement and the matter is now considered closed. The Court granted our motions for nonsuit and dismissal with prejudice on orders entered May 4 and May 5, 2022.

Employment Related Claims

We view most legal proceedings involving claims of former employees as routine litigation incidental to the business, and therefore not material.

Litigation

In the ordinary course of business, we are involved in a number of lawsuits incidental to our business, including litigation related to intellectual property, employees, and commercial matters. Although it is difficult to predict the ultimate outcome of these cases, management believes that any ultimate liability would not have a material adverse effect on our consolidated financial condition or results of operations. However, an unforeseen unfavorable development in any of these cases could have a material adverse effect on our consolidated financial condition, results of operations, or cash flows in the period in which it is recorded.